Other Equity Instruments - Additional Information (Detail) - GBP (£) £ in Millions			12 Months Ended
	Aug. 31, 2019	Feb. 14, 2016	Dec. 31, 2019
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Common equity tier 1 capital ratio minimum			7.00%
Distribution rate resets, period			5 years
Perpetual Capital Securities issued	£ 500		£ 500
Interest rate	6.30%		6.75%
300m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Reserve Capital Instruments bear interest rate reset period		5 years
Reserve Capital Instruments benchmark gilt rate period		5 years
Interest rate	7.60%
Perpetual capital securities purchased and redeemed	£ 300
750m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Perpetual Capital Securities issued			£ 750
Interest rate			7.375%
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Perpetual Capital Securities issued			£ 500
Interest rate			6.30%
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Perpetual Capital Securities issued			£ 500
Interest rate			5.18%